Components of Income Tax Expense Benefit from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Federal income taxes:
Current	$ 35,313	$ 30,856	$ (2,530)
Deferred	46,616	8,399	12,581
Total federal income taxes	81,929	39,255	10,051
State income taxes:
Current	10,307	3,201	458
Deferred	3,376	478	1,670
Total state income taxes	13,683	3,679	2,128
Foreign income taxes:
Current	1,262	972	4,062
Deferred	(2,027)	139	1,190
Total foreign income taxes	(765)	1,111	5,252
Total taxes on income	$ 94,847	$ 44,045	$ 17,431